Nov. 28, 2016

BlackRock Natural Resources Trust

(the “Fund”)

Supplement dated September 28, 2017 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated November 28, 2016, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The third to last sentence in the section of the Summary Prospectus entitled “Key Facts About BlackRock Natural Resources Trust — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Natural Resources Trust — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Natural Resources Trust — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Natural Resources Trust — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”